Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Oct. 31, 2020	Nov. 02, 2019	Feb. 01, 2020	Feb. 02, 2019	Feb. 03, 2018
Net Cash Provided by (Used in) Operating Activities [Abstract]
Net income	$ 217,242	$ 102,305
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	79,718	88,693
Non-cash lease expense	14,870	2,471
Equity compensation	27,049	5,872
Amortization of deferred loan and other costs	2,734	2,796
Loss on swaps from debt refinancing	1,330
Deferred income taxes	(11,739)	(246)
Non-cash gain on early retirement of debt, net	(7,831)	(42,265)
Gain on disposal of property and equipment		(23)
Casualty loss	114	499
Changes in assets and liabilities:
Accounts receivable, net	2,121	8,328
Merchandise inventories, net	16,727	(197,812)
Prepaid expenses and other current assets	(1,151)	(5,134)
Other noncurrent assets	245	433
Accounts payable	439,682	99,557
Accrued expenses and other current liabilities	44,733	30,240
Income taxes payable	9,590
Other long-term liabilities	21,784	(958)
Net cash provided by operating activities	857,218	94,756
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditures	(21,915)	(48,614)
Proceeds from the sale of property and equipment		23
Notes receivable from member	8,125	(3,988)
Net cash used in investing activities	(13,790)	(52,579)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from revolving credit facility	500,000	401,100
Repayment of revolving credit facility	(500,000)	(356,800)
Repayment of term loan facility	(29,653)	(118,257)
Debt issuance fees	(556)
Share-Based Award Payments	(20,724)
Distribution	(257,000)
Equity contributions from Managers		100
Proceeds from issuance of common stock, net of Offering Costs	184,882
Repurchase of Redeemable Membership Units	(37)	(473)
Net cash provided by (used in) financing activities	(123,088)	(74,330)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	720,340	(32,153)
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	149,385	75,691	$ 75,691
CASH AND CASH EQUIVALENTS AT END OF PERIOD	869,725	43,538	149,385	$ 75,691
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Cash paid for interest	68,759	74,818
Cash paid for income taxes	2,461	2,588
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Non-cash issuance of common stock	132
Change in capital expenditures in accounts payable and accrued liabilities	985	1,668
Right-of-use assets obtained in exchange for new operating leases	84,595	55,562
New Academy Holding Company, LLC
Net Cash Provided by (Used in) Operating Activities [Abstract]
Net income			120,043	21,442	$ 58,501
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization			117,254	132,782	133,203
Non-cash lease expense			3,965
Equity compensation			7,881	4,633	4,580
Amortization of deferred loan and other costs			3,717	4,163	4,577
Deferred income taxes			297	(494)	147
Non-cash gain on early retirement of debt, net			(42,265)		(6,294)
Gain on disposal of property and equipment			(23)	(801)	(559)
Casualty loss			569	46	159
Impairment of long-lived assets				1,408	2,477
Changes in assets and liabilities:
Accounts receivable, net			4,476	2,582	2,934
Merchandise inventories, net			34,407	89,284	(132,687)
Prepaid expenses and other current assets			(3,732)	2,187	(3,756)
Other noncurrent assets			398	274	1,590
Accounts payable			(2,904)	(70,029)	6,976
Accrued expenses and other current liabilities			20,615	(2,703)	990
Deferred rent/tenant improvement allowances				2,833	2,297
Other long-term liabilities			(1,029)	10,874	8,220
Net cash provided by operating activities			263,669	198,481	83,355
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditures			(62,818)	(107,905)	(132,126)
Proceeds from insurance claims				2,593	233
Proceeds from the sale of property and equipment			23	10,429	15,992
Notes receivable from member			(3,988)	(4,144)
Net cash used in investing activities			(66,783)	(99,027)	(115,901)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from revolving credit facility			502,500	526,812	851,400
Repayment of revolving credit facility			(502,500)	(561,812)	(816,400)
Repayment of term loan facility			(122,819)	(18,250)	(37,989)
Debt issuance fees				(2,808)
Construction allowance receipts					10,353
Distribution			(257,000)
Equity contributions from Managers			100	1,250	1,150
Repurchase of Redeemable Membership Units			(473)
Net cash provided by (used in) financing activities			(123,192)	(54,808)	8,514
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS			73,694	44,646	(24,032)
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	$ 149,385	$ 75,691	75,691	31,045	55,077
CASH AND CASH EQUIVALENTS AT END OF PERIOD			149,385	75,691	31,045
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Cash paid for interest			93,556	108,208	105,661
Cash paid for income taxes			2,588	2,449	2,848
NON-CASH INVESTING AND FINANCING ACTIVITIES:
De-recognition of construction assets and liabilities, net					(6,600)
Change in capital expenditures in accounts payable and accrued liabilities			309	$ 128	$ 7,412
Right-of-use assets obtained in exchange for new operating leases			$ 57,383